S000095480 [Member] Expense Example - Nuveen International Aggregate Bond ETF - Nuveen International Aggregate Bond ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	$ 26